Restructuring - Canadian Restructuring Plan - Restructuring Reserves Roll Forward (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Severance and related expense
Restructuring Charges		$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Severance and related expense
Beginning balance	$ 309	1,121
Restructuring Charges	30	707
Cash Paid	(170)	(1,519)
Ending balance	169	309	1,121
Canadian Restructuring Plan | Revision of Prior Period, Adjustment [Member]
Severance and related expense
Beginning balance	$ 1,148	1,121	1,537
Restructuring Charges		707	617
Cash Paid		(680)	(1,033)
Ending balance		$ 1,148	$ 1,121	$ 1,537